Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Business Dispositions
Discontinued Operations
The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations in accordance with the announced sale of HLIL. For further information regarding the sale of HLIL, see Note 2 - Business Dispositions.
On November 1, 2011, the Company completed a merger with CenterState Banks, Inc. (“CBI”), pursuant to which Federal Trust Corporation (“FTC”), a wholly owned subsidiary of the Company, was merged with and into CBI, and Federal Trust Bank (“FTB”), a federally chartered, FDIC-insured thrift and wholly owned subsidiary of FTC, was merged with and into CenterState Bank of Florida, N.A. (“CenterState Bank”), a wholly owned subsidiary of CBI. The Company recorded an after-tax charge of $74 to net realized capital losses in the second quarter of 2011 for the estimated loss on disposal, including the write off of remaining goodwill of $10, after-tax, and losses on certain FTC and FTB assets and liabilities, which were not transferred to CenterState Bank. Upon final closing with CBI, the Company recorded a benefit of $6, after tax, in the fourth quarter of 2011 related to the divestiture.
In the first quarter of 2011, the Company completed the sale of its wholly-owned subsidiary Specialty Risk Services (“SRS”) and recorded a net realized capital gain of $150, after-tax. SRS is a third-party claims administration business that provides self-insured, insured, and alternative market clients with customized claims services. The Company is required to provide certain services to SRS for up to 24 months under a Transition Services Agreement. During the fourth quarter 2011 the Company recorded a charge of $4, after-tax, attributed to asset disposals. SRS is included in the Property & Casualty Commercial reporting segment.
In addition, during the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation (“HICC”) and Hartford Advantage Investment, Ltd. (“HAIL”) and recorded net realized gains (losses) of $41 and $(4), respectively.
The following table summarizes the amounts related to discontinued operations in the Consolidated Statements of Operations.

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$46	$50	$87
Net investment income
Securities available-for-sale and other	10	26	38
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	12	276
Net realized capital gains (losses)	33	75	(25)
Other revenues	—	48	213
Total revenues	290	185	551
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	2	(2)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Amortization of deffered policy acquitisition costs	—	—	17
Insurance operating costs and other expenses	39	95	290
Goodwill impairment	—	—	153
Total benefits, losses and expenses	242	79	705
Income (loss) before income taxes	48	106	(154)
Income tax expense (benefit)	(15)	49	(49)
Income (loss) from operations of discontinued operations, net of tax	63	57	(105)
Net realized capital gain (loss) on disposal, net of tax	(1)	82	37
Income (loss) from discontinued operations, net of tax	$62	$139	$(68)